Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill
	December 31,	December 31,
	2014	2013
	(in thousands)
Opening goodwill	$357,523	$315,441
Current year acquisitions	121,209	36,922
Foreign exchange movement	(15,408)	5,160
Closing goodwill	$463,324	$357,523

Aptiv Solutions
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary estimated fair values of the assets acquired and the liabilities assumed:
May 7
2014
(in thousands)
Property, plant and equipment	$6,924
Goodwill*	121,209
Intangible asset**	30,037
Cash and cash equivalents	3,527
Accounts receivable	25,091
Unbilled revenue	21,154
Prepayments and other current assets***	5,254
Non-current assets	2,911
Accounts payable	(9,565)
Other liabilities	(29,903)
Payments on account	(31,094)
Non-current other liabilities****	(24,444)

Net assets acquired	$121,101

Cash consideration	$143,500
Adjustments to cash consideration*****	(22,399)
Net purchase consideration	$121,101
* Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. Goodwill related to the US portion of the business acquired is tax deductible.
** The Company have assumed a 20% valuation of Intangible asset. This is currently under review and will be finalized within the 12 month period from the date of acquisition.
*** The Company has included a provisional assessment of uncertain tax benefits relating to certain historic net operating losses carryforwards. This is currently under review and will be finalized within the 12 month period from the date of acquisition.
**** The Company has a defined benefit plan covering its employees in Switzerland as mandated by the Swiss government. Benefits are based on the employee’s years of service and compensation. Benefits are paid directly by the Company when they become due, in conformity with the funding requirements of applicable government regulations. An estimate of the liability at the date of acquisition is included within non-current other liabilities.
***** Adjustments to cash consideration represent certain one-time liabilities identified at the acquisition date.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the Aptiv Solutions acquisition if completed on January 1, 2013 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2013 and December 31, 2014 as follows:
	Year Ended
	December 31,
	2014	2013
	(in thousands)
Net revenue	$1,543,820	$1,451,682
Net income	$172,508	$101,857
Basic earnings per share	$2.81	$1.67
Diluted earnings per share	$2.73	$1.64

Clinical Trial Services
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

February 15
2013
(in thousands)
Property, plant and equipment	$339
Goodwill*	36,922
Intangible asset – customer relationships	3,300
Intangible asset – order backlog	600
Cash and cash equivalents	1,039
Accounts receivable	9,200
Unbilled revenue	2,128
Prepayments and other current assets	465
Non-current assets	6
Other liabilities	(2,285)
Non-current other liabilities	(16)

Net assets acquired	$51,698
Cash consideration	$51,897
Working capital adjustment	(199)
Net purchase consideration	$51,698

* Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the clinical trial services division of Cross Country Healthcare, Inc acquisition if completed on January 1, 2012 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2012 and December 31, 2013 as follows:
	Year Ended
	December 31,
	2013	2012
	(in thousands)
Net revenue	$1,343,996	$1,182,734
Net income	$103,133	$58,944
Basic earnings per share	$1.69	$0.98
Diluted earnings per share	$1.66	$0.98

BeijingWits Medical Limited
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s estimates of the fair values of assets acquired and the liabilities assumed:
February 15
2012
(in thousands)
Property, plant and equipment	$172
Goodwill*	13,512
Intangible asset – customer relationships	1,761
Intangible asset – order backlog	376
Intangible asset – non-compete arrangements	97
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Deferred tax liability	(559)
Current liabilities	(1,007)
Liability arising from contingent consideration arrangement	(7,000)
Net assets acquired	$9,000

Cash consideration	$9,000
Contingent consideration	7,000
Amount of total consideration	16,000
Liabilities included in preliminary purchase price allocation re contingent consideration	(7,000)
Net purchase consideration	$9,000
* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China and is not tax deductible.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the BeijingWits acquisition if completed on January 1, 2011 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2011 and December 31, 2012 as follows:
	Year Ended
	December 31,
	2012	2011
	(in thousands)
Net revenue	$1,115,355	$989,942
Net income	$55,349	$22,549
Basic earnings per share	$0.92	$0.37
Diluted earnings per share	$0.92	$0.37

PriceSpective LLC
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s estimates of the fair values of assets acquired and the liabilities assumed:
February 28
2012
(in thousands)
Property, plant and equipment	$256
Goodwill*	42,247
Intangible asset – customer relationships	10,237
Intangible asset – order backlog	405
Intangible asset – non-compete arrangements	392
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,788)
Liability arising from contingent consideration arrangement	(15,000)
Net assets acquired	$37,098

Cash consideration	$37,199
Working capital adjustment	(101)
Contingent consideration	15,000
Amount of total consideration	52,098
Liabilities included in preliminary purchase price allocation re contingent consideration	(15,000)
Net purchase consideration	$37,098

* Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Goodwill related to the US portion of the business acquired is tax deductible.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the PriceSpective acquisition if completed on January 1, 2011 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2011 and December 31, 2012 as follows:
	Year Ended
	December 31,
	2012	2011
	(in thousands)
Net revenue	$1,118,410	$964,388
Net income	$55,931	$25,363
Basic earnings per share	$0.93	$0.42
Diluted earnings per share	$0.93	$0.42

MediMedia Pharma Solutions
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The folowing table summarizes the Company’s provisional estimates of the fair values of the assets acquired and liabilities assumed:
February 27,
2015
(In thousands)
Property, plant and equipment	$796
Accounts receivable	4,877
Unbilled revenue	4,826
Prepayments and other current assets	721
Accounts payable	(671)
Other liabilities	(4,763)
Payments on account	(4,376)
Net assets acquired	$1,410